Acquisition - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 26, 2013	Jun. 24, 2014
Business Acquisition [Line Items]
Recognized gain on bargain purchase	$ 353,000
Depletion, depreciation, amortization and accretion expense	89,218,000	6,163,000	404,000
Amortization of financing costs	1,744,000	739,000
Amortization of debt discount	2,308,000	1,247,000
Oxford acquisition [Member]
Business Acquisition [Line Items]
Acquired percentage of outstanding equity interests				100.00%
Area of leasehold property held	46,549			181,000
Aggregate purchase price				652,500,000
Escrow withheld from initial purchase price				32,500,000
Eclipse Resources Operating, LLC ("Eclipse Operating") [Member]
Business Acquisition [Line Items]
Total consideration	100,000				100,000
Recognized gain on bargain purchase					400,000
Pro Forma Financial Information [Member]
Business Acquisition [Line Items]
Depletion, depreciation, amortization and accretion expense		3,400,000	800,000
Amortization of financing costs		700,000	1,500,000
Amortization of debt discount		1,200,000	2,400,000
Interest expense		$ 26,900,000	$ 53,900,000